Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred shares, shares authorized	22,794,872	24,295,182
Preferred shares, shares issued	22,794,872	24,295,182
Preferred shares, shares outstanding	22,794,872	24,295,182
Ordinary shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	385,542,224	239,770,000
Ordinary shares, shares outstanding	385,542,224	239,770,000